Equity-Accounted Joint Ventures - Excalibur and Excelsior Joint Ventures - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Ownership percentage		100.00%
Proceeds from sale of equity-accounted joint venture		$ 0	$ 54,438	$ 0
Excelsior Joint Venture
Schedule of Equity Method Investments [Line Items]
Proceeds from sale of equity-accounted joint venture	$ 54,000
Gain on sale of joint venture		$ 5,600
Excalibur Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage		50.00%
Guarantor obligations, maximum exposure, undiscounted		$ 21,800
Carrying value of guarantee liability		100
Difference between carrying amount and book value		$ 12,500	$ 13,000
Exmar NV | Excelsior Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage		50.00%
Exmar NV | Excalibur Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage		50.00%